Equity (Details) - USD ($)			6 Months Ended
		Jun. 01, 2023	Sep. 30, 2024	Jun. 21, 2024	Mar. 31, 2024	Jan. 03, 2024	Oct. 03, 2023	Sep. 30, 2023	Mar. 31, 2023	[2]
Equity [Line Items]
Authorized share capital (in Dollars)							$ 50,000
Ordinary shares authorized	[1]		500,000,000		500,000,000
Ordinary shares, par value (in Dollars per share)	[1]		$ 0.0001		$ 0.0001
Ordinary shares issued	[1]		14,500,000		125,000,000
Ordinary shares outstanding	[1]		14,500,000		125,000,000
Director [Member]
Equity [Line Items]
Authorized share capital (in Dollars)							$ 50,000
Ordinary shares authorized							500,000,000
Ordinary shares, par value (in Dollars per share)							$ 0.0001
Ordinary Shares [Member]
Equity [Line Items]
Authorized share capital (in Dollars)		$ 50,000
Ordinary shares authorized		50,000,000					50,000,000
Ordinary shares, par value (in Dollars per share)		$ 0.001					$ 0.001
Shares issued		100	2,000,000
Price per share (in Dollars per share)		$ 0.001
Ordinary shares issued				2,000,000	12,500,000	12,500,000
Ordinary shares outstanding			14,500,000		12,500,000	12,500,000		12,500,000	12,500,000

[1]	Giving retroactive effect to the issuance of ordinary shares which are detailed in Note 15.
[2]	Giving retroactive effect to the issuance of ordinary shares which are detailed in Note 15.